EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY
Schedule of Normal Course Issuer Bid Program, Activity

	Year Ended December 31,
	2025	2024
Number of common shares repurchased	4,114,150	1,749,086
Cost of common shares repurchased ($ millions)	$599.7	$119.9
Number of common shares cancelled	4,114,150	1,749,086
Book value of cancelled shares ($ millions)	$154.2	$64.9

Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2025	500,046,600
Employee stock options	1,559,812
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	721,800
Total	502,328,212

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2025	2024
Net income for the year	$4,461,461	$1,895,581
Weighted average number of common shares outstanding — basic (in thousands)	501,993	499,904
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	625	567
Add: Dilutive impact of employee stock options	816	390
Weighted average number of common shares outstanding — diluted (in thousands)	503,434	500,861
Net income per share — basic	$8.89	$3.79
Net income per share — diluted	$8.86	$3.78